Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.9%
39,365	iShares 20+ Year Treasury Bond ETF	$4,187,255	2.1
313,069	Schwab U.S. TIPS ETF	16,783,629	8.2
93,908	Vanguard FTSE Developed Markets ETF	4,241,824	2.1
4,799	Vanguard Mid-Cap ETF	1,012,205	0.5

	Total Exchange-Traded Funds
	(Cost $25,968,006)	26,224,913	12.9

MUTUAL FUNDS: 87.0%
	Affiliated Investment Companies: 87.0%
819,644	Voya Global Bond Fund - Class R6	6,089,954	3.0
1,203,529	Voya High Yield Bond Fund - Class R6	8,099,753	4.0
5,409,842	Voya Intermediate Bond Fund - Class R6	47,336,117	23.3
661,022	Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,988,863	2.9
416,520	Voya Multi-Manager International Equity Fund - Class I	3,977,763	2.0
468,230	Voya Multi-Manager International Factors Fund - Class I	4,073,600	2.0
211,514	Voya Multi-Manager Mid Cap Value Fund - Class I	1,857,094	0.9
163,801	(1) Voya Russell Large Cap Growth Index Portfolio Class I	8,706,020	4.3
1,973,438	Voya Short Term Bond Fund - Class R6	18,333,239	9.0
876,867	Voya U.S. High Dividend Low Volatility Fund - Class R6	8,724,826	4.3
709,815	Voya U.S. Stock Index Portfolio - Class I	12,031,361	5.9
2,485,033	VY® BrandywineGLOBAL - Bond Portfolio - Class I	24,278,774	11.9
769,671	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	20,350,092	10.0
213,762	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	1,977,298	1.0
73,434	VY® T. Rowe Price Growth Equity Portfolio - Class I	5,044,909	2.5

	Total Mutual Funds
	(Cost $193,644,054)	176,869,663	87.0

	Total Investments in Securities (Cost $219,612,060)	$203,094,576	99.9
	Assets in Excess of Other Liabilities	193,038	0.1
	Net Assets	$203,287,614	100.0

(1)	Non-income producing security.

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$26,224,913	$–	$–	$26,224,913
Mutual Funds	176,869,663	–	–	176,869,663
Total Investments, at fair value	$203,094,576	$–	$–	$203,094,576
Other Financial Instruments+
Futures	115,125	–	–	115,125
Total Assets	$203,209,701	$–	$–	$203,209,701
Liabilities Table
Other Financial Instruments+
Futures	$(195,501)	$–	$–	$(195,501)
Total Liabilities	$(195,501)	$–	$–	$(195,501)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2023	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$6,301,508	$177,584	$(707,842)	$318,704	$6,089,954	$55,901	$(187,709)	$-
Voya High Yield Bond Fund - Class R6	4,163,256	4,264,938	(534,027)	205,586	8,099,753	87,989	(45,928)	-
Voya Intermediate Bond Fund - Class R6	50,768,216	4,111,048	(10,394,057)	2,850,910	47,336,117	435,145	(1,800,652)	115
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4,211,066	2,103,665	(870,675)	544,807	5,988,863	-	(332,735)	-
Voya Multi-Manager International Equity Fund - Class I	4,173,620	19,524	(545,117)	329,736	3,977,763	-	(1,215)	-
Voya Multi-Manager International Factors Fund - Class I	4,186,466	19,524	(501,689)	369,299	4,073,600	-	(48,643)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	2,028,643	50,207	(295,849)	74,093	1,857,094	19	(59,722)	-
Voya Russell Large Cap Growth Index - Class I	-	7,974,050	(73,676)	805,646	8,706,020	-	4,288	-
Voya Short Term Bond Fund - Class R6	24,077,444	999,025	(7,413,924)	670,694	18,333,239	182,607	(500,389)	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	9,265,394	266,413	(634,119)	(172,862)	8,724,826	-	(32,961)	-
Voya U.S. Stock Index Portfolio - Class I	12,008,742	508,598	(1,415,489)	929,510	12,031,361	-	(38,450)	-
VY® BrandywineGLOBAL - Bond Portfolio - Class I	28,568,674	661,356	(6,726,051)	1,774,795	24,278,774	-	(491,670)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	20,550,288	196,831	(1,754,225)	1,357,198	20,350,092	-	(76,168)	-
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2,013,650	79,241	(493,588)	377,995	1,977,298	-	(217,416)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	4,879,402	347,418	(1,474,986)	1,293,075	5,044,909	-	(483,507)	-
	$177,196,369	$21,779,422	$(33,835,314)	$11,729,186	$176,869,663	$761,661	$(4,312,877)	$115

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2023, the following futures contracts were outstanding for Voya Solution Income Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	43	06/16/23	$3,899,025	$115,125
			$3,899,025	$115,125
Short Contracts:
MSCI EAFE Index	(20)	06/16/23	(2,096,500)	(71,901)
S&P 500® E-Mini	(10)	06/16/23	(2,068,875)	(123,600)
			$(4,165,375)	$(195,501)

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $224,883,942.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$2,560,623
Gross Unrealized Depreciation	(24,430,365)
Net Unrealized Depreciation	$(21,869,742)